Capital and Reserves (Details) - Schedule of Share Capital and Share Premium - Share capital and share premium [Member] - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Disclosure of classes of share capital [line items]
Exercise of warrants, options and vesting of RSUs	$ (4,990)	$ (12,294)
Share-based payment acquired	(363)	(4,459)
Share-based payments	6,833	20,101
Total	$ 1,480	$ 3,348